Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	Small Cap Value Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001330833
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	scapx
Document Creation Date	dei_DocumentCreationDate	Feb. 18, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 18, 2019
Prospectus Date	rr_ProspectusDate	Feb. 18, 2019
Small Cap Value Fund, Inc.
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee on shares held less than one year	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fees	rr_ManagementFeesOverAssets	0.95%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover Policy
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.30% of the average value of its portfolio. The Investment Advisor will attempt to keep turnover to a minimum.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Based on these assumptions your costs would be:

One Year	rr_ExpenseExampleYear01	$ 97
Three Years	rr_ExpenseExampleYear03	303
Five Years	rr_ExpenseExampleYear05	525
Ten Years	rr_ExpenseExampleYear10	$ 1,166
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will attempt to achieve its objective by investing primarily in smaller U.S. headquartered common stocks that have a market capitalization of less than $2 billion, determined by calculating the current number of shares outstanding multiplied by current share price at time of investment. The Fund may choose to hold a stock even if it grows beyond the $2 billion market capitalization as long as it continues to be attractive based on the Fund’s investment criteria.

The Fund has a value approach to selecting securities for purchase. Value stocks are defined as those that have one or more of the following characteristics: 1) a stock trading at lower multiples of projected earnings versus those trading at higher multiples of projected earnings, 2) a stock trading at distressed levels due to short term earnings disappointments or negative news, 3) a stock that is out of favor but has a good brand, strong balance sheet or other redeeming quality and will likely go higher over time, 4) a stock that has high returns on capital and is not being recognized as such, etc. The Investment Advisor of the Fund primarily uses quantitative analysis (mathematical models using metrics such as free cash flow, book value, pension liabilities, cash per share, debt levels, etc.) to identify an initial pool of these small capitalization common stocks for purchase consideration and then makes a final determination to buy or sell based on qualitative judgment, taking the above factors into consideration. For example, a large value factor is determined by using consensus forward looking earnings estimates from analysts that follow the companies as they relate to the current stock price, commonly known as price-to-earnings ratios. This initial group of purchase candidates will be segmented by industry group and compared to the value and composition of various small capitalization indices and their industry groups and the final portfolio will be selected based on additional quantitative analysis and Portfolio Manager judgments. Sell decisions will generally be performed in the same manner. For example, a stock initially purchased because it traded at a discount to its peers in an industry group may have risen in stock price such that it now trades a premium to its peers. If the earnings of this company have not kept pace with the movement of its price, it may become a sale candidate.

The Fund is non-diversified which means that it may invest a relatively high percentage of its assets in a limited number of securities. As a result, the performance of the Fund may be more subject to the moves of an individual company (see “Non-Diversification Risk” below). The Fund will not concentrate on any one industry group and will invest at least 80% of its net assets in small capitalization common stocks of U.S. issuers. Shareholders will be given at least 60 days prior notice if there is any change in the 80% investment policy. Our Investment Strategy may at times produce a portfolio that has overweighted risk to a certain Sector, versus a fully diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investor could lose money in this Fund. The principal risks of investing in this Fund are:

a)	changing stock market and economic conditions may cause total returns to go down over short and even long periods of time.
b)	the quantitative investment strategies may not prove to be effective.
c)	periods of declining stock market prices may cause investing in common stock securities by the public to fall out of favor, thereby causing the Fund to underperform or lose money.
d)	Small capitalization stocks are generally more volatile than the overall stock market and this Fund is thus riskier than the overall stock market.

Who should invest: This Fund is best suited for long-term investors who want to invest in a portfolio of small capitalization companies for growth.

Who should not invest: This Fund is not recommended for investors who are short term oriented and not tolerant of price fluctuations.

Non-Diversification risk: The Fund is non-diversified which means that it may invest a relatively high percentage of its assets in a limited number of securities. As a result, the performance of the Fund may be more subject to the moves of an individual company. The Fund seeks only enough diversification in securities selection to maintain Federal non-taxable status under Sub-Chapter M of the Internal Revenue Code. See section “Tax consequences” of this prospectus for information about requirements for Sub-Chapter M for the Fund.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

* (for 2005) Beginning operations December 16, 2005 through December 31, 2005.

During the period shown in the above bar chart, the highest return for a quarter was 33.57% while the lowest return for a quarter was (29.89)%. These returns occurred in quarters ending September 30, 2009 and December 31, 2008, respectively.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor could lose money in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/Return Bar Chart and Performance Table: The bar chart and table below provide an indication of the risks of investing in Small Cap Value Fund. The chart shows the changes in the Fund’s performance since inception. The table compares the Fund’s returns to a relative comparison benchmark. After-tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred accounts such as 401(k) plans or IRA’s. Past results are not an indication of future performance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.funddocuments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Percentage Returns
Annual Return 2005	rr_AnnualReturn2005	(1.09%)
Annual Return 2006	rr_AnnualReturn2006	24.76%
Annual Return 2007	rr_AnnualReturn2007	(18.87%)
Annual Return 2008	rr_AnnualReturn2008	(41.44%)
Annual Return 2009	rr_AnnualReturn2009	42.46%
Annual Return 2010	rr_AnnualReturn2010	34.85%
Annual Return 2011	rr_AnnualReturn2011	(0.99%)
Annual Return 2012	rr_AnnualReturn2012	21.96%
Annual Return 2013	rr_AnnualReturn2013	43.71%
Annual Return 2014	rr_AnnualReturn2014	(5.36%)
Annual Return 2015	rr_AnnualReturn2015	(21.94%)
Annual Return 2016	rr_AnnualReturn2016	39.38%
Annual Return 2017	rr_AnnualReturn2017	28.18%
Annual Return 2018	rr_AnnualReturn2018	(18.43%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

* (for 2005) Beginning operations December 16, 2005 through December 31, 2005.

During the period shown in the above bar chart, the highest return for a quarter was 33.57% while the lowest return for a quarter was (29.89)%. These returns occurred in quarters ending September 30, 2009 and December 31, 2008, respectively.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.89%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Year ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred accounts such as 401(k) plans or IRA’s.
Small Cap Value Fund, Inc. | Small Cap Value Fund, Inc.
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.43%)
5 Years	rr_AverageAnnualReturnYear05	1.57%
10 Years	rr_AverageAnnualReturnYear10	13.67%
Small Cap Value Fund, Inc. | After Taxes on Distributions | Small Cap Value Fund, Inc.
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.84%)
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	13.52%
Small Cap Value Fund, Inc. | After Taxes on Distributions and Sales | Small Cap Value Fund, Inc.
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.84%)
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	11.81%
Small Cap Value Fund, Inc. | S&P 600 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.52%)	[3]
5 Years	rr_AverageAnnualReturnYear05	6.28%	[3]
10 Years	rr_AverageAnnualReturnYear10	13.56%	[3]

[1]	The Investment Advisor has contractually agreed to pay all operating expenses of the Fund except brokerage, interest, taxes, extraordinary legal and other extraordinary expenses. The Advisor is not entitled to be reimbursed for any such payments. This agreement is perpetual and may be terminated at any time upon 60 days prior written notice, without payment of penalty, by the Fund's Board of Directors or by a vote of the majority of outstanding voting shares of the Fund. The Advisor may also terminate the agreement, and the agreement terminates in this case or if assigned.
[2]	Except for brokerage expenses, the Fund does not expect to incur any "Other Expenses".
[3]	Includes dividend reinvestment compounding and no deduction for fees, expenses or taxes)